Average Annual Total Returns - International Opportunities	Institutional 1 Year	Institutional SinceInception		Institutional Inception Date	Institutional After Taxes on Distributions 1 Year	Institutional After Taxes on Distributions SinceInception		Institutional After Taxes on Distributions Inception Date	Institutional After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional After Taxes on Distributions and Sale of Fund Shares SinceInception		Institutional After Taxes on Distributions and Sale of Fund Shares Inception Date	Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses) 1 Year		Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses) SinceInception		Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses) Inception Date
Total	8.22%	7.10%	[1]	Sep. 29, 2016	7.81%	6.20%	[1]	Sep. 29, 2016	5.45%	5.35%	[1]	Sep. 29, 2016	7.82%	[2]	8.30%	[1],[2]	Sep. 29, 2016	[2]

[1]	The Institutional Class Shares of the JOHCM International Opportunities Fund commenced operations on September 29, 2016.
[2]	Index returns shown are net of withholding taxes.